Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Cash Flow From Operating Activities:
Net loss	$ (1,649,999)	$ (1,127,495)	$ (1,713,639)	$ (1,146,354)
Adjustments to reconcile net loss to net cash from operating activities:
Stock-based compensation	369,308	152,200	170,775	238,000
Stock issued for services	57,420	320,260	447,542	194,620
Depreciation and amortization	8,009	13,237	23,531	12,441
Changes in operating assets and liabilities:
Increase/Decrease in deposits			(6,190)	6,618
Increase/Decrease in prepaid expenses and other current assets	(137,018)	(118,248)	70,000	(19,642)
Decrease/Increase in inventory	(64,701)	11,184	(27,603)	7,545
Increase in other assets
Increase in accrued settlement			7,823
Increase in accounts payable	51,327	(26,501)	(38,488)	(17,034)
Net Cash Used in Operating Activities	(1,365,654)	(775,363)	(1,066,249)	(723,806)
Investing Activities:
Purchases of property and equipment	(393)	1,101		(146)
Patent expenditures
Net Cash Used in Investing Activities	(393)	1,101		(146)
Financing Activities:
Proceeds from issuance of common stock	1,393,694	712,376	965,992	851,753
Proceeds from notes payable- related party
Repayment of advances from related party
Net Cash Provided by Financing Activities	1,393,694	712,376	965,992	851,753
Net Decrease in Cash	27,647	(61,886)	(100,257)	127,801
Cash - Beginning of year	72,038	172,295	172,295	44,494
Cash - End of year	$ 99,685	$ 131,056	$ 72,038	$ 172,295